Schedule of Long-term Investment Impairment by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 1	$ 0
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 2	1,002,755
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 3	855,176
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 4	0
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 5	0
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 6	0
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 7	0
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 8	1,002,755
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 9	$ 855,176